Inventories (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Inventories
Finished products	$ 3,055		$ 3,055		$ 2,626
Work in progress	725		725		647
Consumable inventory	921		921		788
Total	4,701		4,701		$ 4,061
Reversal (provision) for net realizable value	$ (12)	$ 23	$ 1	$ (39)